N-CSRS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22732

ETF Series Trust

(Exact name of registrant as specified in charter)

66 Palmer Avenue, Suite 49B

Bronxville, NY 10708

 (Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code: (203) 769-5023

Corporation Service Company	With a copy to:
2711 Centerville Road, Suite 400	Jane A. Kanter, Esquire
Wilmington, DE 19808	Dechert LLP
(Name and Address of Agent for Service)	1900 K Street, NW
Washington, DC 20006

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

FORM N-CSR

Item 1. Reports to Stockholders. The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

April 30, 2014

Recon Capital NASDAQ 100 Covered Call ETF

Ticker: QYLD

NASDAQ-100® is a registered trademark of The NASDAQ Stock Market, Inc. (“NASDAQ”) and has been licensed for use by Recon Capital Advisors, LLC and the Recon Capital NASDAQ 100 Covered Call ETF (the “Fund”). The Fund is not sponsored, endorsed, issued, sold or promoted by NASDAQ, nor does NASDAQ make any representation regarding the advisability of investing in the Fund.

This financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

ETF Distributors, LLC, distributor.

An investment in the Fund is subject to investment risk, including the possible loss of the principal amount invested. The risks associated with the Fund are detailed in the prospectus which include: writing covered call option risk, common stock risk, index tracking risk, market trading risk, market risk and passive management risk.

Shareholder Expense Example (Unaudited)

As a shareholder of the Recon Capital NASDAQ 100 Covered Call ETF (the “Fund”), you incur advisory fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (December 12, 2013* to April 30, 2014).

Actual expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Recon Capital NASDAQ 100 Covered Call ETF	Beginning Account Value 12/12/13	Ending Account Value 4/30/14	Annualized Expense Ratio for the Period	Expenses Paid During Period **
Actual	$1,000.00	$1,027.30	0.60%	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

*Commencement of operations

** Expenses are calculated using the most recent expense ratio, multiplied by the average account value over the period, multiplied by 140/365 (to reflect the commencement of operations thru the end of the period) for the Actual expenses and multiplied by 182/365 (to reflect the one-half year period) for the Hypothetical expenses.

3

Portfolio of Investments
Recon Capital NASDAQ 100 Covered Call ETF
April 30, 2014 (Unaudited)

Common Stocks - 101.6%†

Security Description	Shares	Value ($)

Consumer Discretionary - 19.8%
Amazon.Com, Inc.*	290	88,198
Bed Bath & Beyond, Inc.*	134	8,325
Charter Communications, Inc. Class A*	66	8,945
Comcast Corp. Class A	1,338	69,255
DIRECTV*	328	25,453
Discovery Communications, Inc. Class A*	92	6,983
DISH Network Corp. Class A*	138	7,847
Dollar Tree, Inc.*	130	6,769
Expedia, Inc.	74	5,253
Garmin Ltd.*	122	6,966
Liberty Global PLC Class A*	140	5,575
Liberty Interactive Corp. Class A*	300	8,718
Liberty Media Corp. Class A*	66	8,561
Marriott International, Inc. Class A	188	10,891
Mattel, Inc.	212	8,314
NetFlix, Inc.*	38	12,238
O'reilly Automotive, Inc.*	68	10,118
Priceline Group, Inc. (The)*	34	39,363
Ross Stores, Inc.	136	9,259
Sirius XM Holdings, Inc.*	4,138	13,200
Staples, Inc.	410	5,125
Starbucks Corp.	472	33,332
Tesla Motors, Inc.*	78	16,215
Tractor Supply Co.	88	5,917
TripAdvisor, Inc.*	82	6,621
Twenty-First Century Fox, Inc. Class A	930	29,778
Viacom, Inc. Class B	248	21,075
Wynn Resorts Ltd.	64	13,049
		491,343
Consumer Staples - 4.9%
Costco Wholesale Corp.	274	31,696
Keurig Green Mountain, Inc.	114	10,679
Kraft Foods Group, Inc.	374	21,266
Mondelez International, Inc. Class A	1,098	39,144
Monster Beverage Corp.*	106	7,098
Whole Foods Market, Inc.	234	11,630
		121,513
Health Care - 13.9%
Alexion Pharmaceuticals, Inc.*	122	19,301
Amgen, Inc.	472	52,746
Biogen Idec, Inc.*	148	42,494
Catamaran Corp.*	130	4,908
Celgene Corp.*	258	37,929
Cerner Corp.*	216	11,081
Express Scripts Holding Co.*	504	33,556
Gilead Sciences, Inc.*	960	75,350
Henry Schein, Inc.*	54	6,168
Illumina, Inc.*	80	10,868
Intuitive Surgical, Inc.*	24	8,681
Mylan, Inc.*	240	12,187
Regeneron Pharmaceuticals, Inc.*	62	18,407

Common Stocks (continued)

Security Description	Shares	Value ($)

Vertex Pharmaceuticals, Inc.*	146	9,884
		343,560
Industrials - 1.9%
CH Robinson Worldwide, Inc.	96	5,655
Expeditors International of Washington, Inc.	130	5,361
Fastenal Co.	186	9,315
PACCAR, Inc.	222	14,203
Stericycle, Inc.*	54	6,288
Verisk Analytics, Inc. Class A*	106	6,369
		47,191
Information Technology - 59.6%
Activision Blizzard, Inc.	436	8,724
Adobe Systems, Inc.*	314	19,371
Akamai Technologies, Inc.*	112	5,944
Altera Corp.	202	6,569
Analog Devices, Inc.	196	10,053
Apple, Inc.	556	328,090
Applied Materials, Inc.	754	14,371
Autodesk, Inc.*	142	6,819
Automatic Data Processing, Inc.	302	23,544
Avago Technologies Ltd. Class A*	156	9,906
Baidu, Inc.*(a)	172	26,462
Broadcom Corp. Class A	326	10,044
CA, Inc.	282	8,500
Check Point Software Technologies Ltd.*	124	7,943
Cisco Systems, Inc.	3,346	77,326
Citrix Systems, Inc.*	116	6,880
Cognizant Technology Solutions Corp. Class A*	378	18,108
eBay, Inc.*	810	41,982
Equinix, Inc.*	32	6,010
F5 Networks, Inc.*	50	5,259
Facebook, Inc. Class A*	1,244	74,366
Fiserv, Inc.*	162	9,846
Google, Inc. Class A*	174	93,069
Google, Inc. Class C*	174	91,639
Intel Corp.	3,112	83,059
Intuit, Inc.	178	13,484
KLA-Tencor Corp.	106	6,783
Linear Technology Corp.	148	6,586
Maxim Integrated Products, Inc.	178	5,774
Micron Technology, Inc.*	660	17,239
Microsoft Corp.	5,226	211,130
NetApp, Inc.	214	7,621
NVIDIA Corp.	356	6,575
NXP Semiconductor NV*	154	9,182
Paychex, Inc.	228	9,533
QUALCOMM, Inc.	1,058	83,275
SanDisk Corp.	142	12,066
Seagate Technology PLC *	204	10,726
Symantec Corp.	436	8,842
Texas Instruments, Inc.	686	31,179
Western Digital Corp.	148	13,043

The accompanying notes are an integral part of these financial statements.

4

Portfolio of Investments (concluded)
Recon Capital NASDAQ 100 Covered Call ETF
April 30, 2014 (Unaudited)

Common Stocks - 101.6% (continued)

Security Description	Shares	Value ($)

Xilinx, Inc.	168	7,928
Yahoo!, Inc.*	636	22,864
		1,477,714
Materials - 0.3%
Sigma-Aldrich Corp.	76	7,312

Telecommunication Services - 1.2%
SBA Communications Corp. Class A*	80	7,181
VimpelCom Ltd.(a)	1,134	9,526
Vodafone Group PLC(a)	338	12,830
		29,537
TOTAL INVESTMENTS - 101.6%
(Cost $2,565,616)		2,518,170

Liabilities in excess of other assets - (1.6)%		(40,619)
Total Net Assets - 100.0%		$ 2,477,551

	Number
	of
	Contracts
Options Written - (2.1)%
NDX Call, Expires 05/17/14, Strike Price $35.35.	7	(51,345)
TOTAL OPTIONS WRITTEN - (2.1)%
(Premiums Received $44,139)		$ (51,345)

* Non-income producing security.

(a) American Depositary Receipts.

(†) Virtually all of the portfolio securities are segregated to cover margins on options written.

Sector Allocation (%) (at April 30, 2014)
Information Technology	59.6
Consumer Discretionary	19.8
Health Care	13.9
Consumer Staples	4.9
Industrials	1.9
Telecommunication Services	1.2
Materials	0.3
Total Investments	101.6
Liabilities in excess of other assets	(1.6)
Net Assets	100.0

Percentages indicated are based upon net assets.

The Fund's portfolio composition is subject to change.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Recon Capital NASDAQ 100 Covered Call ETF

Assets:
Investments, at cost:	$2,565,616

Investments, at value (Note 2)	$2,518,170
Cash	37,969
Receivables:
Dividends and interest receivable	375
Total Assets	2,556,514

Liabilities:
Payables:
Advisory fees	1,368
Income Payable	26,250
Options written, at value (premiums received $44,139)	51,345
Total Liabilities	78,963

Net Assets	$2,477,551
Net Assets Consist of:
Paid-in capital	$2,519,876
Distributions in excess of net investment income	(75,566)
Undistributed net realized gain on investments	87,893
Net unrealized depreciation on investments & options	(54,652)
Net Assets	$2,477,551
Shares outstanding (unlimited number of shares
of beneficial interest authorized, without par value)	100,000
Net asset value, per share	$24.78

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations
For the Period Ended April 30, 2014 (Unaudited)*

Recon Capital NASDAQ 100 Covered Call ETF

Investment Income:
Dividend income	$21,086

Expenses:
Advisory fees	5,992
Net Investment Income	15,094
Net Realized and Unrealized Gain (Loss) on:

Net realized gain (loss) on:
Investments	1,797
Options written	(3,944)
In-kind transactions	90,040
Total realized gain	87,893

Change in net unrealized depreciation on:
Investments	(47,446)
Options written	(7,206)
Change in unrealized depreciation	(54,652)
Net realized and unrealized gain on investments	33,241

Net increase in net assets resulting from operations	$48,335

*From December 12, 2013 (commencement of operations) through April 30, 2014.

The accompanying notes are an integral part of these financial statements.

7

Statement of Changes in Net Assets

Recon Capital NASDAQ 100 Covered Call ETF

For the Period Ended (Unaudited)*
Increase (Decrease) in Net Assets Resulting
from Operations:
Net investment income	$15,094
Net realized gain on investments	87,893
Net change in unrealized depreciation on investments	(54,652)
Net increase in net assets resulting
from operations	48,335
Distributions to Shareholders from:
Net investment income	(90,660)
Shareholder Transactions:
Proceeds from shares sold	6,256,497
Cost of shares redeemed	(3,736,621)
Net increase in net assets resulting from
shareholder transactions	2,519,876
Increase in net assets	2,477,551
Net Assets:
Beginning of period	–
End of period	$2,477,551
Including undistributed net investment
loss as follows:	$(75,566)
Changes in Shares Outstanding:
Shares outstanding, beginning of period	–
Shares sold	250,000
Shares redeemed	(150,000)
Shares outstanding, end of period	100,000

*From December 12, 2013 (commencement of operations) through April 30, 2014.

The accompanying notes are an integral part of these financial statements.

8

Recon Capital NASDAQ 100 Covered Call ETF

Financial Highlights

For the Period Ended
(Unaudited)[1]

Per Share Data for a Share Outstanding throughout
the period:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.15
Net realized and unrealized gain on investments	0.54
Total from investment operations	0.69
Less Distributions from:
Net investment income	(0.91)
Net asset value, end of period	$24.78

Total Return at NAV[3]	2.73%
Net assets, end of period (000's omitted)	$2,478
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
Expenses	0.60%[4]
Net investment income	1.51%[4]
Portfolio turnover rate[5]	5%[6]

1From December 12, 2013 (commencement of operations) through April 30, 2014.

2Based on average shares outstanding.

3Total return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

6Not Annualized.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

April 30, 2014 (unaudited)

1. ORGANIZATION

ETF Series Trust (the “Trust”) was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of one fund, Recon Capital NASDAQ 100 Covered Call ETF (the “Fund”). The Fund is a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 12, 2013.

The Fund’s investment objective is to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of the CBOE NASDAQ-100® BuyWrite Index (the “Index”). The Index measures the total return of a portfolio consisting of common stocks of the 100 companies included in the NASDAQ-100® Index and call options systematically written on those securities through a “buy-write” or covered call strategy. A “buy-write” strategy is an investment strategy in which the Fund buys a specific basket of stocks (such as the NASDAQ-100® Index) and sells covered call options that correspond to that basket of stocks.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing the Fund’s net assets by the number of fund shares outstanding.

Securities Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

10

Notes to Financial Statements (continued)

April 30, 2014 (unaudited)

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of April 30, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3
Common Stocks	$2,518,170	$—	$—
Other Financial Instruments*	(51,345)	—	—
Total	$2,466,825	$—	$—

* Other financial instruments include written option contracts, which are valued at fair value, net of any applicable premiums.

For significant movements between levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the high cost.

Master Netting Arrangements

Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position (ii) improve transparency in the reporting of how companies mitigate credit risk and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of

11

Notes to Financial Statements (continued)

April 30, 2014 (unaudited)

international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including forward contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

As of April 30, 2014, the Fund had written options fair value of $(51,345).

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Expenses are recognized on the accrual basis.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Recon Capital Advisors, LLC (the “Adviser”), on behalf of the Fund. Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services, the Fund pays the Adviser an annual rate of 0.60% of the Fund’s average daily net assets. Such fee, an all-in fee, is accrued daily and paid monthly. It pays for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, printing and certain administrative, distribution and investment advisory services.

Distribution Agreement (12b-1 Fees)

12

Notes to Financial Statements (continued)

April 30, 2014 (unaudited)

ETF Distributors LLC (the “Distributor”) serves as the Fund’s Distributor. The Distributor will not distribute shares in less than Creation Units, and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market.

The Board of Trustees has adopted a distribution and service plan, where the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently paid by the Fund and there are no current plans to impose the fees.

Administrator

ETF Issuer Solutions Inc. serves as the Fund’s administrator (the “Administrator”). The Administrator is responsible for providing certain operational, clerical, recordkeeping and/or bookkeeping services for the Fund.

Custodian, Accounting Agent and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Fund’s Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at NAV in groups of 50,000 shares called “Creation Units.” Creation Units of the Fund are issued and redeemed generally in exchange for specified securities held by the Fund generally included in the Index and a specified cash payment. The Trust reserves the right to permit or require a “cash” option for creations and redemptions of shares. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchase or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

At April 30, 2014, the cost of investments on a tax basis was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$2,565,616	$46,301	$(93,747)	$(47,446)

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date, at least annually. Net realized capital gains, if any,

13

Notes to Financial Statements (continued)

April 30, 2014 (unaudited)

will be distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. The Fund is required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2014, the Fund’s open tax year is open for examination.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions) for the period ended April 30, 2014 were as follows:

Purchases	Sales
$2,553,157	$111,563

Purchases and sales of in-kind transactions for the period ended April 30, 2014 were as follows:

Purchases	Sales
$3,770,133	$3,737,922

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written during the period ended were as follows:

	Notional Amount	Premiums Received
Options outstanding, at beginning of period	$—	$—
Options written	52	241,654
Options closed	(38)	(176,163)
Options expired	(7)	(21,352)
Options outstanding, at end of period	$7	$44,139

The Fund may write covered call and put options on portfolios securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market of the price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations.

14

Notes to Financial Statements (continued)

April 30, 2014 (unaudited)

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at April 30, 2014, is:

	Equity Risk	Total
Liabilities
Options written, at value	$51,345	$51,345
Total Liabilities	$51,345	$51,345

Transactions in derivative instruments reflected on the Statement of Operations during the period were as follows:

	Equity Risk	Total
Net Realized Loss
Options written	$(3,944)	$(3,944)
Net realized loss	$(3,944)	$(3,944)

	Equity Risk	Total
Net Unrealized Loss
Options written	$(7,206)	$(7,206)
Net unrealized loss	$(7,206)	$(7,206)

For the period ended April 30, 2014, the monthly average notional value of the written options contracts held by the Fund was $(79,438).

8. INVESTMENT RISKS

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

15

Notes to Financial Statements (continued)

April 30, 2014 (unaudited)

Equity Risk

The Funds invest in equity securities. Equity risk is the risk that the value of the securities that the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invest.

Index Tracking Risk

While the Fund seeks to achieve a high degree of correlation with the Index, the Fund’s return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies.

Counterparty Risk

The Fund is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Non-Diversified Risk

The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no other material events that would require disclosure.

16

Supplemental Information
(Unaudited)

Advisory Agreement Review

At an “in-person” meeting held on October 29, 2013 (the “Meeting”) in New York, NY, the Board of Trustees of the ETF Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed issues pertaining to the proposed approval of the Advisory Agreement with representatives from the Adviser and with legal counsel. This information formed the primary basis for the Board’s determinations. During the Meeting, the Board reviewed a memorandum that detailed the duties and responsibilities of the Trustees with respect to their consideration of the Advisory Agreement. The Board also reviewed the advisory agreement approval materials provided by the Adviser including, but not limited to: (1) organizational overviews of the Adviser and biographies of the personnel providing services to the Fund, (2) a copy of the Advisory Agreement, (3) the Adviser’s Form ADV, and (4) exchange-traded fund and mutual fund industry fee comparison data.

The Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the Fund. The Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreement for the Fund, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the index for the Fund, financial information regarding the Adviser, information describing the Adviser’s current organizations and the background and experience of the persons who would be responsible for the day-to-day management of the Fund and the anticipated financial support of the Fund. The Board also considered the performance history of the CBOE NASDAQ 100 BuyWrite Index, which is the index that the Fund tracks. Based upon their review, the Board concluded that the Adviser was qualified to manage the Fund and oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the Fund as well as the unitary fee structure in place for the Fund. In addition, they noted that the licensing fee associated with obtaining the rights to use the Index will be borne by the Adviser and not passed through to the Fund. The Board noted that because the Fund is newly organized, the Adviser represented that profitability information was not yet determinable. However, based upon the impact of the unitary fee structure in place for the Fund, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Adviser showing the proposed advisory fee for the Fund as compared to those of a peer group of ETFs provided by the Adviser. The Board noted the services to be provided by the Adviser for the annual advisory fee of 0.60% of the Fund’s average daily net assets. The Board also concluded that the Fund pays a unitary advisory fee and from that unitary advisory fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Board noted that the unitary fee does not cover fee payments under the Advisory Agreement, interest expenses, brokerage commissions and other trading expenses (such as stamp taxes), fees and expenses of the Independent Trustees, fees and expenses of the Trust’s chief compliance officer, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Board considered that the Fund’s expense ratio was expected to be within range of the expense ratios of the peer group of ETFs provided by the Adviser. The Board concluded that the Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Advisory Agreement and the unitary fee structure that would be in place.

17

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Fund is newly organized, the Board determined to review economies of scale in the future when the Fund had attracted assets. The Board concluded that the advisory fee was reasonable, taking into account these benefits.

INFORMATION ABOUT PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (877) 756-7873. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on the fund's website at www.pureetfs.com daily.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.reconfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

PRIVACY POLICY (Unaudited)

The Fund collects non-public information about you from the following sources:

•   Information we receive about you on applications or other forms;

•   Information you give us orally; and

•   Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about its customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

18

 Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETF SERIES TRUST
Date: July 3, 2014	By: /s/ Garrett Paolella
Garrett Paolella
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: July 3, 2014	By: /s/ Garrett Paolella
Garrett Paolella
President and Chief Executive Officer

Date: July 3, 2014	By: /s/ BRINTON W. FRITH
Brinton W. Frith
Treasurer and Chief Financial Officer